UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Springhouse Capital Management, LP
Address: 535 Madison Ave
Address: 535 Madison Ave

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Gaines
Title:
Phone:     212 319-2570

Signature, Place, and Date of Signing:

     Brian Gaines     New York, NY     August 11, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $142,653 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCREDITED HOME LENDRS HLDG    COM              00437P107     9574   700367 SH       SOLE                   700367        0        0
Broadridge Financial           COM              11133T103     7002   366200 SH       SOLE                   366200        0        0
COMSTOCK HOMEBUILDING COS IN   CL A             205684103     3113  1119798 SH       SOLE                  1119798        0        0
GREENFIELD ONLINE INC          COM              395150105    33413  2100120 SH       SOLE                  2100120        0        0
HOMEBANC CORP GA               COM              43738R109      455   358600 SH       SOLE                   358600        0        0
INVESTOOLS INC                 COM              46145P103    31474  3160018 SH       SOLE                  3160018        0        0
LEAR CORP                      COM              521865105     2899    81400 SH       SOLE                    81400        0        0
MICROSOFT CORP                 CALL             594918904     2166    73500 SH  CALL SOLE                        0        0    73500
NETFLIX COM INC                COM              64110L106    26246  1353570 SH       SOLE                  1353570        0        0
PLANETOUT INC                  COM              727058109      951   688877 SH       SOLE                   688877        0        0
SIRVA INC                      COM              82967Y104      969   489600 SH       SOLE                   489600        0        0
SM&A                           COM              78465D105      889   126821 SH       SOLE                   126821        0        0
STAMPS COM INC                 COM NEW          852857200     2662   193162 SH       SOLE                   193162        0        0
STEWART W P & CO LTD           COM              G84922106     3644   334600 SH       SOLE                   334600        0        0
SUN-TIMES MEDIA GROUP INC      COM              86688Q100      551   105000 SH       SOLE                   105000        0        0
TARRAGON CORP                  COM              876287103     5161   610006 SH       SOLE                   610006        0        0
TRX INC                        COM              898452107     1951   584185 SH       SOLE                   584185        0        0
WAL MART STORES INC            CALL             931142903     4811   100000 SH  CALL SOLE                        0        0   100000
ZIPREALTY INC                  COM              98974V107     4722   629597 SH       SOLE                   629597        0        0